Shareholder Report, Average Annual Return (Details) 190368_Amplify BlackSwan ISWN ETF_TF_TSR Annual {TF}	12 Months Ended	56 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify BlackSwan ISWN ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify BlackSwan ISWN ETF NAV
Average Annual Return, Percent	6.25%	(1.22%)
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	14.99%	8.03%
S&P Developed Ex-U.S. BMI (USD) TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. BMI (USD) TR
Average Annual Return, Percent	17.78%	7.92%